Kensington Managed Income Fund

Class A Shares KAMAX

Institutional Class Shares KAMIX

Supplement dated October 3, 2019 to the Prospectus dated May 26, 2019

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Effective immediately, the minimum withdrawal amount under the Fund's Automatic Withdrawal Plan is reduced from $500 to $50. Please contact the Fund toll-free at 1-855-375-3060 for more information about the Fund's Automatic Withdrawal Plan.

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This Supplement and the existing Class A and Institutional Class Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") each dated May 26, 2019, provide relevant information for all shareholders and should be retained for future reference. The Class A and Institutional Class Prospectus and SAI, which have been filed with the U.S Securities and Exchange Commission, are incorporated by reference. The Prospectus, Summary Prospectus and SAI can be obtained without charge by calling 1-855-375-3060.